Shareholders’ Equity (Restatement) (Tables)	12 Months Ended
Mar. 31, 2025
Shareholders’ Equity (Restatement) [Abstract]
Schedule of Dividend Distribution

Dividend Distribution

	March 31, 2025	March 31, 2024

Declared and paid during the financial year ended

Dividends on ordinary shares:
- Interim exempt (one-tier) dividends of Nil (March 31, 2024: $1.98 cents) per share	$-	$292,500